SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Term of annual contract	1 year		1 year
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true		true
Deferred revenue recognized			$ 3,000	$ 2,200
Deferred revenue	$ 4,814		3,004	2,230
Deferred cost of sales			500	300
Commission expense			600	400
Allowance for doubtful accounts			500	200
Bad debt expense	$ 164	$ 285	377	199
Warranty reserve			$ 1,553	$ 1,491	$ 116
Accounts receivables
Significant Accounting Policies [Line Items]
Number of customers | customer			0	0
Revenue
Significant Accounting Policies [Line Items]
Number of customers | customer			0	0
Customer Concentration Risk [Member] | Accounts receivables | Customer
Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage			10.00%	10.00%
Customer Concentration Risk [Member] | Revenue | Customer
Significant Accounting Policies [Line Items]
Concentration of credit risk, percentage			10.00%	10.00%
Sales and marketing expense
Significant Accounting Policies [Line Items]
Advertising Expense			$ 40	$ 100
Accrued expenses and other current liabilities
Significant Accounting Policies [Line Items]
Warranty reserve			1,600	$ 1,500
Restricted Cash
Significant Accounting Policies [Line Items]
Security deposit			$ 600